Revenues	12 Months Ended
Mar. 31, 2014
Revenues
Revenues

16                                  Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood storage and ancillary services.

In view of the fact that the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Cord blood processing fees	279,481	394,641	403,058	64,837
Cord blood storage fees	98,967	129,455	166,649	26,808
Fees derived from the provision of donated cord blood for transplantation and research and others	2,042	2,027	3,150	507
Total revenues	380,490	526,123	572,857	92,152